Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net, consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Raw materials	$119,405	$148,145
Finished goods	276,407	221,180
Subtotal	395,812	369,325
Less: Inventory allowance	(259,621)	(31,527)
Inventories, net	$136,191	$337,798